Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Large Cap Core (First Prospectus Summary) | Large Cap Core | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECEX
Large Cap Core (First Prospectus Summary) | Large Cap Core | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEQBX
Large Cap Core (First Prospectus Summary) | Large Cap Core | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFECX
All Cap Value (First Prospectus Summary) | All Cap Value | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SESAX
All Cap Value (First Prospectus Summary) | All Cap Value | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVCX
Mid Cap Value (Prospectus Summary) | Mid Cap Value | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVAX
Mid Cap Value (Prospectus Summary) | Mid Cap Value | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVSBX
Mid Cap Value (Prospectus Summary) | Mid Cap Value | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVSX
Small Cap Growth (First Prospectus Summary) | Small Cap Growth | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSCAX
Small Cap Growth (First Prospectus Summary) | Small Cap Growth | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEPBX
Small Cap Growth (First Prospectus Summary) | Small Cap Growth | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SESCX
Small Cap Value (First Prospectus Summary) | Small Cap Value | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSUAX
Small Cap Value (First Prospectus Summary) | Small Cap Value | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSVCX
Large Cap Concentrated Growth (First Prospectus Summary) | Large Cap Concentrated Growth | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEFAX
Large Cap Concentrated Growth (First Prospectus Summary) | Large Cap Concentrated Growth | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEFBX
Large Cap Concentrated Growth (First Prospectus Summary) | Large Cap Concentrated Growth | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSCX
Large Cap Core (Second Prospectus Summary) | Large Cap Core | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
All Cap Value (Second Prospectus Summary) | All Cap Value | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVSIX
Mid Cap Value Institutional (Prospectus Summary) | Mid Cap Value Institutional | Mid Cap Value Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVUIX
Small Cap Growth (Second Prospectus Summary) | Small Cap Growth | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Small Cap Value (Second Prospectus Summary) | Small Cap Value | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSUIX
Large Cap Concentrated Growth (Second Prospectus Summary) | Large Cap Concentrated Growth | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Alpha Opportunity (Prospectus Summary) | Alpha Opportunity | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOAX
Alpha Opportunity (Prospectus Summary) | Alpha Opportunity | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOBX
Alpha Opportunity (Prospectus Summary) | Alpha Opportunity | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOCX
Alpha Opportunity (Prospectus Summary) | Alpha Opportunity | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOIX
MSCI EAFE Equal Weight (First Prospectus Summary) | MSCI EAFE Equal Weight | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEQAX
MSCI EAFE Equal Weight (First Prospectus Summary) | MSCI EAFE Equal Weight | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGOBX
MSCI EAFE Equal Weight (First Prospectus Summary) | MSCI EAFE Equal Weight | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFGCX
MSCI EAFE Equal Weight (Second Prospectus Summary) | MSCI EAFE Equal Weight | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEWIX